Investments - Repurchase Agreements (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments [Abstract]
Securities Sold under Agreements to Repurchase, Gross	$ 663	$ 262
Securities Sold Under Agreements to Repurchase, Collateral, Obligation to Return	679	267
Securities Sold under Agreements to Repurchase, Fair Value of Collateral	$ 44	$ 28